The New Economy Fund®
Investment portfolio
August 31, 2022
unaudited
Common stocks 88.90% Information technology 28.99%	Shares	Value (000)
Microsoft Corp.	4,275,938	$1,118,029
Broadcom, Inc.	1,695,674	846,328
Micron Technology, Inc.	12,553,920	709,673
Ceridian HCM Holding, Inc.[1]	6,242,061	372,277
Wolfspeed, Inc.[1]	3,269,303	370,968
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,125,370	260,500
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	4,418,000	72,257
Applied Materials, Inc.	2,990,651	281,331
Mastercard, Inc., Class A	840,643	272,679
Apple, Inc.	1,303,492	204,935
ASML Holding NV2	408,791	198,227
Samsung Electronics Co., Ltd.[2]	3,792,850	168,018
Motorola Solutions, Inc.	653,584	159,089
SK hynix, Inc.[2]	1,842,583	129,805
Arista Networks, Inc.[1]	1,056,593	126,664
ServiceNow, Inc.[1]	277,142	120,451
Snowflake, Inc., Class A1	656,424	118,780
EPAM Systems, Inc.[1]	262,166	111,814
Informatica, Inc., Class A1,3	3,613,000	79,739
Accenture PLC, Class A	258,241	74,492
Marqeta, Inc., Class A1	9,278,282	72,278
Visa, Inc., Class A	324,500	64,481
Zscaler, Inc.[1]	392,791	62,548
MediaTek, Inc.[2]	2,871,000	62,446
Fiserv, Inc.[1]	607,005	61,423
Atlassian Corp. PLC, Class A1	247,933	61,403
Block, Inc., Class A1	874,000	60,227
Salesforce, Inc.[1]	351,500	54,876
MongoDB, Inc., Class A1	169,667	54,779
DoubleVerify Holdings, Inc.[1]	2,075,000	53,639
Shopify, Inc., Class A, subordinate voting shares[1]	1,675,265	53,022
Datadog, Inc., Class A1	465,403	48,844
Smartsheet, Inc., Class A1	1,294,865	43,080
RingCentral, Inc., Class A1	985,415	42,412
eMemory Technology, Inc.[2]	935,500	41,749
NVIDIA Corp.	274,000	41,358
Marvell Technology, Inc.	753,700	35,288
Keyence Corp.[2]	93,500	35,196
Advanced Micro Devices, Inc.[1]	408,844	34,699
PayPal Holdings, Inc.[1]	368,353	34,419
CrowdStrike Holdings, Inc., Class A1	183,163	33,447
Synopsys, Inc. (USA)[1]	94,000	32,526
Autodesk, Inc.[1]	158,761	32,028
Insight Enterprises, Inc.[1]	338,952	30,885
AvidXchange Holdings, Inc.[1]	3,943,000	30,716
Ciena Corp.[1]	574,000	29,125
The New Economy Fund — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Amadeus IT Group SA, Class A, non-registered shares[1,2]	529,331	$27,929
SAP SE2	316,000	26,974
GMO Payment Gateway, Inc.[2]	317,100	25,319
Cloudflare, Inc., Class A1	402,104	25,160
CCC Intelligent Solutions Holdings, Inc.[1]	2,467,640	23,591
Lam Research Corp.	50,484	22,107
Intuit, Inc.	48,423	20,908
Qorvo, Inc.[1]	232,001	20,829
Paycom Software, Inc.[1]	58,889	20,682
HubSpot, Inc.[1]	61,237	20,639
Unimicron Technology Corp.[2]	3,790,000	18,713
SentinelOne, Inc., Class A1	684,149	18,684
TE Connectivity, Ltd.	137,000	17,291
Affirm Holdings, Inc., Class A1	700,459	16,412
OBIC Co., Ltd.[2]	85,000	12,625
Nice, Ltd. (ADR)[1]	54,990	11,733
ALTEN SA, non-registered shares[2]	89,984	11,101
Confluent, Inc., Class A1,3	400,500	10,958
Concentrix Corp.	77,758	9,780
Twilio, Inc.[1]	134,905	9,387
Nomura Research Institute, Ltd.[2]	250,000	6,761
Suse SA1,2	326,985	6,472
Xero, Ltd.[1,2]	100,000	5,916
Avaya Holdings Corp.[1,3]	1,568,000	2,493
Stripe, Inc., Class B1,2,4,5	52,548	1,510
		7,396,924
Health care 19.46%
UnitedHealth Group, Inc.	1,346,655	699,358
Thermo Fisher Scientific, Inc.	1,026,915	559,997
Centene Corp.[1]	3,653,969	327,907
Abbott Laboratories	2,946,979	302,507
Alnylam Pharmaceuticals, Inc.[1]	1,172,300	242,279
WuXi Biologics (Cayman), Inc.[1,2]	27,443,000	241,856
Eli Lilly and Company	741,048	223,226
Agilon Health, Inc.[1,3]	10,461,935	217,399
Daiichi Sankyo Company, Ltd.[2]	6,350,645	190,169
Molina Healthcare, Inc.[1]	533,181	179,879
Insulet Corp.[1]	659,552	168,496
WuXi AppTec Co., Ltd., Class H2	10,960,652	123,795
PerkinElmer, Inc.	746,153	100,775
Humana, Inc.	183,578	88,444
AbbVie, Inc.	632,900	85,100
Cigna Corp.	300,000	85,035
Catalent, Inc.[1]	854,803	75,223
Align Technology, Inc.[1]	308,000	75,060
NovoCure, Ltd.[1]	866,910	71,199
Seagen, Inc.[1]	436,000	67,270
Stryker Corp.	322,249	66,126
Pfizer, Inc.	1,422,000	64,317
Gilead Sciences, Inc.	1,000,810	63,521
Zoetis, Inc., Class A	382,115	59,812
Exact Sciences Corp.[1]	1,449,980	51,547
Fate Therapeutics, Inc.[1]	1,886,263	49,307
Olympus Corp.[2]	2,270,300	48,913
The New Economy Fund — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Regeneron Pharmaceuticals, Inc.[1]	73,399	$42,649
AbCellera Biologics, Inc.[1,3]	3,814,303	40,737
Idorsia, Ltd.[1,2,3]	2,595,042	40,525
AstraZeneca PLC[2]	303,000	37,496
Bachem Holding AG, Class B2	540,560	37,340
Vertex Pharmaceuticals, Inc.[1]	131,378	37,017
IQVIA Holdings, Inc.[1]	156,600	33,303
Novo Nordisk A/S, Class B2	295,000	31,514
Rede D’Or Sao Luiz SA	4,431,539	28,391
Carl Zeiss Meditec AG, non-registered shares[2]	165,982	20,697
BioMarin Pharmaceutical, Inc.[1]	225,488	20,114
Oak Street Health, Inc.[1]	739,400	19,372
Encompass Health Corp.	365,200	17,738
iRhythm Technologies, Inc.[1]	78,450	11,567
Penumbra, Inc.[1]	64,263	10,550
HOYA Corp.[2]	40,000	4,063
Chugai Pharmaceutical Co., Ltd.[2]	154,000	3,970
		4,965,560
Consumer discretionary 10.75%
Amazon.com, Inc.[1]	4,612,560	584,734
MercadoLibre, Inc.[1]	302,759	258,968
Hilton Worldwide Holdings, Inc.	1,514,760	192,920
Floor & Decor Holdings, Inc., Class A1	1,990,082	161,913
Home Depot, Inc.	557,455	160,781
General Motors Company	3,786,851	144,695
Flutter Entertainment PLC[1,2]	1,110,869	139,484
Five Below, Inc.[1]	990,445	126,658
Chipotle Mexican Grill, Inc.[1]	77,163	123,214
Rivian Automotive, Inc., Class A1,3	3,384,191	110,697
Airbnb, Inc., Class A1	927,435	104,911
LVMH Moët Hennessy-Louis Vuitton SE2	152,986	98,951
DraftKings, Inc., Class A1,3	3,253,451	52,250
Dollar Tree Stores, Inc.[1]	382,500	51,898
Tesla, Inc.[1]	184,200	50,767
Evolution AB2	587,154	47,038
NIKE, Inc., Class B	394,661	42,012
Booking Holdings, Inc.[1]	21,000	39,392
Entain PLC[2]	2,634,067	38,830
EssilorLuxottica[2]	192,222	28,691
Dollar General Corp.	115,451	27,410
YUM! Brands, Inc.	238,956	26,581
Aptiv PLC[1]	268,547	25,090
Target Corp.	142,657	22,874
Starbucks Corp.	196,000	16,478
Etsy, Inc.[1]	152,000	16,053
DoorDash, Inc., Class A1	232,000	13,897
Bandai Namco Holdings, Inc.[2]	150,000	11,250
Carvana Co., Class A1,3	307,100	10,131
Sony Group Corp.[2]	90,000	7,139
Meituan, Class B1,2	226,791	5,435
JD.com, Inc., Class A2	5,338	169
		2,741,311
The New Economy Fund — Page 3 of 9

unaudited
Common stocks (continued) Financials 9.29%	Shares	Value (000)
Kotak Mahindra Bank, Ltd.[2]	21,233,837	$503,937
AIA Group, Ltd.[2]	26,797,200	258,424
Berkshire Hathaway, Inc., Class B1	576,440	161,864
Nasdaq, Inc.	1,999,587	119,035
JPMorgan Chase & Co.	1,038,850	118,148
Arch Capital Group, Ltd.[1]	2,354,195	107,634
SVB Financial Group[1]	260,136	105,750
CME Group, Inc., Class A	486,340	95,133
KKR & Co., Inc.	1,551,000	78,419
Discover Financial Services	765,716	76,947
RenaissanceRe Holdings, Ltd.	520,020	70,338
Tradeweb Markets, Inc., Class A	977,549	68,028
Intercontinental Exchange, Inc.	611,816	61,702
Marsh & McLennan Companies, Inc.	378,669	61,106
Star Health & Allied Insurance Co., Ltd.[1,2]	5,796,777	52,601
Chubb, Ltd.	272,500	51,516
Morgan Stanley	585,700	49,913
LPL Financial Holdings, Inc.	219,200	48,516
Aon PLC, Class A	169,500	47,335
Canadian Imperial Bank of Commerce	870,000	41,143
Charles Schwab Corp.	513,426	36,428
Nu Holdings, Ltd., Class A1	6,938,746	34,000
Fifth Third Bancorp	964,000	32,921
MSCI, Inc.	72,700	32,660
S&P Global, Inc.	47,000	16,552
Janus Henderson Group PLC	695,000	16,263
Bajaj Finserv, Ltd.[2]	76,000	15,959
Allfunds Group PLC[2]	988,442	7,754
		2,370,026
Communication services 8.38%
Alphabet, Inc., Class C1	3,896,400	425,292
Alphabet, Inc., Class A1	2,681,995	290,246
Netflix, Inc.[1]	1,161,623	259,693
Comcast Corp., Class A	6,740,961	243,955
Meta Platforms, Inc., Class A1	1,406,561	229,171
ZoomInfo Technologies, Inc.[1]	4,540,585	206,233
Tencent Holdings, Ltd.[2]	2,930,600	121,379
T-Mobile US, Inc.[1]	453,259	65,251
Epic Games, Inc.[1,2,4,5]	84,438	61,992
Endeavor Group Holdings, Inc., Class A1	2,615,588	59,165
Live Nation Entertainment, Inc.[1]	433,548	39,175
Charter Communications, Inc., Class A1	93,949	38,766
New York Times Co., Class A	1,016,000	30,978
Warner Music Group Corp., Class A	1,083,000	28,992
Take-Two Interactive Software, Inc.[1]	172,480	21,139
Activision Blizzard, Inc.	200,024	15,700
		2,137,127
Industrials 6.72%
General Electric Co.	2,434,775	178,810
Union Pacific Corp.	785,050	176,252
Airbus SE, non-registered shares[2]	1,673,789	164,229
L3Harris Technologies, Inc.	697,086	159,068
Old Dominion Freight Line, Inc.	470,894	127,805
The New Economy Fund — Page 4 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
CSX Corp.	3,505,382	$110,945
Copart, Inc.[1]	915,806	109,576
Carrier Global Corp.	2,480,378	97,032
Safran SA2	839,452	85,512
Raytheon Technologies Corp.	937,100	84,105
Northrop Grumman Corp.	169,900	81,211
TransDigm Group, Inc.	99,719	59,870
Canadian Pacific Railway, Ltd.	532,000	39,826
NIBE Industrier AB, Class B2	3,949,886	37,013
Trane Technologies PLC	185,703	28,611
Norfolk Southern Corp.	104,653	25,444
Stericycle, Inc.[1]	498,709	24,980
Boeing Company[1]	151,498	24,278
Chart Industries, Inc.[1]	96,891	18,783
Daikin Industries, Ltd.[2]	102,600	17,898
Hefei Meyer Optoelectronic Technology, Inc., Class A2	4,996,184	17,454
Rentokil Initial PLC[2]	2,611,000	15,767
IMCD NV2	78,478	10,840
Teleperformance SE2	22,560	6,433
Ryanair Holdings PLC (ADR)[1]	55,594	4,042
Grab Holdings, Ltd., Class A1	1,400,000	3,990
Wizz Air Holdings PLC[1,2]	160,823	3,986
		1,713,760
Utilities 1.36%
ENN Energy Holdings, Ltd.[2]	15,216,700	220,770
PG&E Corp.[1]	8,207,105	101,194
NextEra Energy, Inc.	294,411	25,042
		347,006
Energy 1.31%
Gaztransport & Technigaz SA2	658,788	83,952
Neste OYJ[2]	1,321,669	65,180
Reliance Industries, Ltd.[2]	1,782,547	58,314
TechnipFMC PLC[1]	4,477,000	36,622
Schlumberger, Ltd.	890,000	33,953
Baker Hughes Co., Class A	1,328,700	33,563
Halliburton Company	790,000	23,803
		335,387
Materials 1.07%
Sherwin-Williams Company	600,000	139,260
Air Products and Chemicals, Inc.	188,300	47,536
Corteva, Inc.	620,000	38,087
Linde PLC	95,800	27,098
Yunnan Energy New Material Co., Ltd., Class A2	430,760	12,034
Air Liquide SA, non-registered shares[2]	63,752	7,992
		272,007
The New Economy Fund — Page 5 of 9

unaudited
Common stocks (continued) Consumer staples 1.03%	Shares	Value (000)
Costco Wholesale Corp.	344,907	$180,076
Monster Beverage Corp.[1]	462,000	41,039
Seven & i Holdings Co., Ltd.[2,3]	720,200	28,544
Ocado Group PLC[1,2]	1,672,431	14,074
		263,733
Real estate 0.54%
Embassy Office Parks REIT[2]	16,000,000	72,947
Equinix, Inc. REIT	63,659	41,848
CIFI Ever Sunshine Services Group, Ltd.[2]	39,022,000	23,982
		138,777
Total common stocks (cost: $16,891,438,000)		22,681,618
Preferred securities 0.23% Consumer discretionary 0.22%
Maplebear, Inc., Series H, noncumulative preferred shares[1,2,4,5]	830,425	38,067
Maplebear, Inc., Series I, noncumulative preferred shares[1,2,4,5]	398,330	18,259
		56,326
Information technology 0.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,4,5]	22,617	650
Total preferred securities (cost: $100,525,000)		56,976
Convertible stocks 0.08% Information technology 0.08%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[2,4,5]	30,562,347	21,088
Total convertible stocks (cost: $25,000,000)		21,088
Short-term securities 11.14% Money market investments 10.68%
Capital Group Central Cash Fund 2.26%[6,7]	27,248,828	2,724,338
Money market investments purchased with collateral from securities on loan 0.46%
Capital Group Central Cash Fund 2.26%[6,7,8]	495,508	49,541
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.22%[6,8]	13,871,181	13,872
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.02%[6,8]	13,871,181	13,871
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.11%[6,8]	13,871,181	13,871
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.22%[6,8]	13,871,181	13,871
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.17%[6,8]	12,380,121	12,380
		117,406
Total short-term securities (cost: $2,842,072,000)		2,841,744
Total investment securities 100.35% (cost: $19,859,035,000)		25,601,426
Other assets less liabilities (0.35)%		(88,493)
Net assets 100.00%		$25,512,933
The New Economy Fund — Page 6 of 9

unaudited
Investments in affiliates7

	Value of affiliates at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 8/31/2022 (000)	Dividend income (000)
Short-term securities 10.87%
Money market investments 10.68%
Capital Group Central Cash Fund 2.26%[6]	$1,100,194	$4,471,896	$2,847,061	$(274)	$(417)	$2,724,338	$16,699
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 2.26%[6,8]	32,601	16,940[9]				49,541	—[10]
Total 10.87%				$(274)	$(417)	$2,773,879	$16,699
Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Epic Games, Inc.[1,2,4]	3/29/2021	$74,728	$61,992.24%
Maplebear, Inc., Series H, noncumulative preferred shares[1,2,4]	11/13/2020	49,826	38,067.15
Maplebear, Inc., Series I, noncumulative preferred shares[1,2,4]	2/26/2021	49,791	18,259.07
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[2,4]	2/18/2022	25,000	21,088.08
Stripe, Inc., Class B1,2,4	5/6/2021	2,109	1,510.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,4]	3/15/2021	908	650.00
Total		$202,362	$141,566.55%
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,055,374,000, which represented 15.90% of the net assets of the fund. This amount includes $3,913,808,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $124,714,000, which represented .49% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933.
The total value of all such restricted securities was $141,566,000, which represented .55% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 8/31/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The New Economy Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
The New Economy Fund — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,545,906	$849,508	$1,510	$7,396,924
Health care	4,185,222	780,338	—	4,965,560
Consumer discretionary	2,364,324	376,987	—	2,741,311
Financials	1,531,351	838,675	—	2,370,026
Communication services	1,953,756	121,379	61,992	2,137,127
Industrials	1,354,628	359,132	—	1,713,760
Utilities	126,236	220,770	—	347,006
Energy	127,941	207,446	—	335,387
Materials	251,981	20,026	—	272,007
Consumer staples	221,115	42,618	—	263,733
Real estate	41,848	96,929	—	138,777
Preferred securities	—	—	56,976	56,976
Convertible stocks	—	—	21,088	21,088
Short-term securities	2,841,744	—	—	2,841,744
Total	$21,546,052	$3,913,808	$141,566	$25,601,426
Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
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